Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 40,850,761	₩ 42,857,995	₩ 46,179,074
Employee benefits	5,231,514	5,075,621	4,660,771
Outsourced processing cost	8,464,877	10,333,545	10,377,087
Electricity and water expenses	1,275,012	1,200,587	1,099,970
Depreciation	3,693,288	3,530,770	3,325,088
Amortization	465,935	453,689	498,193
Freight and custody expenses	2,444,069	2,594,589	2,297,544
Sales commissions	94,092	102,114	68,138
Loss on disposal of property, plant and equipment	89,883	85,149	125,823
Impairment loss on property, plant and equipment	135,653	608,122	275,846
Impairment loss on intangible assets	51,640	47,993	129,907
Donations	90,443	75,261	67,393
Others	4,927,969	5,429,250	5,615,703
Expenses by nature	67,815,136	72,394,685	74,720,537
Wages and salaries	4,878,407	4,769,925	4,375,123
Expenses related to post-employment benefits	353,107	305,696	285,648
Employee benefits expenses	₩ 5,231,514	₩ 5,075,621	₩ 4,660,771